Rondure New World Fund
PORTFOLIO OF INVESTMENTS
July 31, 2022 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (97.24%)
Bangladesh (0.45%)
Square Pharmaceuticals, Ltd.	439,773	$969,845

Brazil (3.14%)
B3 SA - Brasil Bolsa Balcao	900,000	1,930,771
Pet Center Comercio e Participacoes SA	636,000	1,189,865
TOTVS SA(a)	231,000	1,179,086
WEG SA	443,900	2,410,775
		6,710,497

China (17.33%)
Angelalign Technology, Inc.(b)	81,800	1,482,543
ANTA Sports Products, Ltd.	88,900	978,865
China Resources Beer Holdings Co., Ltd.	140,000	965,680
China Tourism Group Duty Free Corp., Ltd.	122,000	3,810,673
H World Group, Ltd.	671,400	2,633,060
Hangzhou Oxygen Plant Group Co., Ltd., Class A	278,200	1,594,344
Kweichow Moutai Co., Ltd., Class A	4,400	1,239,706
LONGi Green Energy Technology Co., Ltd., Class A	544,376	4,987,738
Sany Heavy Industry Co., Ltd.	373,200	944,478
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	25,000	1,076,124
Sichuan Swellfun Co., Ltd., Class A	132,500	1,405,520
Silergy Corp.	105,000	1,965,009
Skshu Paint Co., Ltd.(a)	153,177	2,412,397
Tsingtao Brewery Co., Ltd., Class H	416,800	4,071,343
WuXi AppTec Co., Ltd., Class H(b)(c)	131,440	1,592,288
Yifeng Pharmacy Chain Co., Ltd., Class A	155,900	1,198,650
		Value
	Shares	(Note 2)
China (continued)
Yum China Holdings, Inc.	99,867	$4,675,782
		37,034,200

Greece (0.28%)
JUMBO SA	39,200	607,785

Hong Kong (3.00%)
Hong Kong Exchanges & Clearing, Ltd.	139,700	6,410,897

India (16.45%)
3M India, Ltd.(a)	1,575	452,791
Asian Paints, Ltd.	36,352	1,535,684
Blue Dart Express, Ltd.	7,516	816,321
Colgate-Palmolive India, Ltd.	46,704	936,645
Crompton Greaves Consumer Electricals, Ltd.	358,201	1,787,995
Dabur India, Ltd.	180,000	1,329,650
Divi's Laboratories, Ltd.	65,356	3,170,406
HCL Technologies, Ltd.	253,230	3,045,346
HDFC Bank, Ltd.	250,449	4,573,467
Honeywell Automation India, Ltd.	355	180,400
Marico, Ltd.	31,400	205,824
Nestle India, Ltd.	7,995	1,957,941
Nippon Life India Asset Management, Ltd.(b)(c)	681,352	2,408,855
Pidilite Industries, Ltd.	13,575	421,128
Schaeffler India, Ltd.	37,145	1,305,379
SKF India, Ltd.	25,683	1,373,403
Tata Consultancy Services, Ltd.	100,708	4,212,495
Tech Mahindra, Ltd.	212,443	2,824,945
United Breweries, Ltd.	66,362	1,361,841
United Spirits, Ltd.(a)	127,406	1,255,567
		35,156,083

Indonesia (8.10%)
Ace Hardware Indonesia Tbk PT	22,990,800	1,100,925
Avia Avian Tbk PT	29,435,200	1,696,754
Bank Central Asia Tbk PT	4,012,300	1,995,157
Bank Rakyat Indonesia Persero Tbk PT	13,982,600	4,127,563
Indofood CBP Sukses Makmur Tbk PT	4,499,100	2,677,983

		Value
	Shares	(Note 2)
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	13,423,000	$1,699,304
Unilever Indonesia Tbk PT	13,190,700	4,016,554
		17,314,240

Kenya (1.46%)
Safaricom PLC	12,374,200	3,122,596

Malaysia (7.07%)
Carlsberg Brewery Malaysia Bhd	631,000	3,194,796
Genting Bhd	2,597,800	2,765,312
Heineken Malaysia Bhd	774,700	3,954,776
MR DIY Group M Bhd(b)	5,205,800	2,600,914
Public Bank Bhd	2,496,900	2,605,030
		15,120,828

Mexico (9.49%)
Arca Continental SAB de CV	674,200	4,660,911
Becle SAB de CV	924,500	2,095,663
Coca-Cola Femsa SAB de CV, ADR	38,511	2,319,518
GMexico Transportes SAB de CV(b)	2,290,203	3,798,375
Grupo Aeroportuario del Centro Norte SAB de CV	322,533	1,963,946
Grupo Aeroportuario del Pacifico SAB de CV, Class B	76,900	1,040,963
Grupo Aeroportuario del Sureste SAB de CV, Class B	51,955	976,761
Wal-Mart de Mexico SAB de CV	940,500	3,419,119
		20,275,256

Philippines (4.19%)
International Container Terminal Services, Inc.	778,800	2,743,687
Monde Nissin Corp.(a)(b)	4,037,000	1,043,683
Philippine Seven Corp.(a)	1,678,447	1,995,395
Wilcon Depot, Inc.	6,319,700	3,172,445
		8,955,210
		Value
	Shares	(Note 2)
Poland (0.51%)
Dino Polska SA(a)(b)(c)	13,912	$1,087,776

South Africa (1.36%)
Clicks Group, Ltd.	172,634	2,906,421

South Korea (1.62%)
Kangwon Land, Inc.(a)	172,681	3,451,679

Sri Lanka (0.31%)
Lion Brewery Ceylon PLC	472,256	663,500

Taiwan (10.09%)
Airtac International Group	75,857	2,079,373
Chroma ATE, Inc.	390,000	2,251,695
MediaTek, Inc.	101,000	2,327,049
momo.com, Inc.	42,480	1,164,425
President Chain Store Corp.	486,000	4,595,320
Sinbon Electronics Co., Ltd.	393,700	3,656,372
Taiwan FamilyMart Co., Ltd.	274,000	1,712,804
Taiwan Semiconductor Manufacturing Co., Ltd.	220,000	3,772,905
		21,559,943

Thailand (7.97%)
Airports of Thailand PCL(a)	721,000	1,389,216
Bangkok Bank PCL	1,351,400	4,843,799
Bangkok Dusit Medical Services PCL, Class F	1,685,000	1,232,311
Bumrungrad Hospital PCL	1,046,300	5,214,014
CP ALL PCL	1,116,800	1,868,560
TOA Paint Thailand PCL	3,321,000	2,484,847
		17,032,747

United Arab Emirates (1.03%)
Aramex PJSC	2,133,000	2,198,993

Vietnam (3.39%)
FPT Corp.	479,028	1,716,770
Saigon Beer Alcohol Beverage Corp.	221,920	1,711,465
Vietnam Dairy Products JSC	723,078	2,257,229
Vincom Retail JSC	1,305,705	1,569,467
		7,254,931

TOTAL COMMON STOCKS
(Cost $199,839,696)		207,833,427

		Value
	Shares	(Note 2)
TOTAL INVESTMENTS (97.24%)
(Cost $199,839,696)		$207,833,427

Other Assets In Excess Of Liabilities (2.76%)		5,908,887

NET ASSETS (100.00%)		$213,742,314

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $14,014,434 representing 6.56% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of those securities was $14,014,434, representing 6.56% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Consumer	44.1%
Technology	16.5%
Financials	14.2%
Industrials	10.9%
Health Care	6.8%
Sector Composition (July 31, 2022) (Unaudited) (continued)
Energy & Materials	4.7%
Cash, Cash Equivalents, & Other Net Assets	2.8%
Total	100%

Industry Composition (July 31, 2022) (Unaudited)
Beverages	13.7%
Food & Staples Retailing	9.6%
Banks	8.5%
Hotels, Restaurants & Leisure	6.3%
Semiconductors & Semiconductor Equipment	6.1%
Specialty Retail	5.9%
IT Services	5.5%
Capital Markets	5.0%
Chemicals	4.7%
Food Products	3.9%
Transportation Infrastructure	3.7%
Health Care Providers & Services	3.0%
Electronic Equipment, Instruments & Components	2.9%
Machinery	2.7%
Life Sciences Tools & Services	2.2%
Household Products	1.9%
Road & Rail	1.8%
Wireless Telecommunication Services	1.5%
Air Freight & Logistics	1.4%
Health Care Equipment & Supplies	1.2%
Electrical Equipment	1.1%
Personal Products	1.0%
Other Industries (each less than 1%)	3.6%
Cash and Other Assets, Less Liabilities	2.8%
Total	100.0%

Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
July 31, 2022 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (96.89%)
Australia (3.56%)
ASX, Ltd.	6,067	$377,093
REA Group, Ltd.	2,927	258,232
Sonic Healthcare, Ltd.	9,914	238,744
		874,069

Austria (0.85%)
Mayr Melnhof Karton AG	1,300	207,710

Belgium (1.57%)
Melexis NV	1,895	162,596
Warehouses De Pauw CVA	6,544	222,457
		385,053

Brazil (2.10%)
B3 SA - Brasil Bolsa Balcao	86,500	185,569
WEG SA	60,600	329,112
		514,681

Britain (7.70%)
Bunzl PLC	19,687	738,869
Cranswick PLC	10,123	411,750
Diploma PLC	4,133	138,797
Greggs PLC	7,461	186,019
Rightmove PLC	25,493	199,299
Softcat PLC	12,557	214,226
		1,888,960

Canada (11.85%)
Dollarama, Inc.	10,691	647,947
Fortis, Inc.	10,240	483,712
Gildan Activewear, Inc.	7,066	207,088
Metro, Inc./CN	14,330	793,519
Ritchie Bros Auctioneers, Inc.	4,500	324,353
TMX Group, Ltd.	4,400	451,459
		2,908,078

China (9.26%)
H World Group, Ltd.	56,100	220,010
Sichuan Swellfun Co., Ltd., Class A	35,200	373,391
Silergy Corp.	16,000	299,430
		Value
	Shares	(Note 2)
China (continued)
Tsingtao Brewery Co., Ltd., Class H	56,000	$547,013
Yum China Holdings, Inc.	17,800	833,398
		2,273,242

Colombia (2.01%)
Parex Resources, Inc.	26,500	493,350

Denmark (1.55%)
Royal Unibrew A/S	4,473	381,474

France (2.18%)
Bureau Veritas SA	10,490	289,319
Virbac SA	669	247,098
		536,417

Germany (4.27%)
CTS Eventim AG & Co., KGaA(a)	4,742	261,204
MTU Aero Engines AG	1,824	352,602
Puma SE	2,427	163,880
Symrise AG	2,316	270,243
		1,047,929

India (1.75%)
WNS Holdings, Ltd., ADR(a)	4,942	428,521

Indonesia (2.51%)
Avia Avian Tbk PT	3,364,300	193,931
Bank Tabungan Pensiunan Nasional Syariah	1,132,600	214,895
Sumber Alfaria Trijaya Tbk PT	1,633,200	206,757
		615,583

Ireland (1.26%)
ICON PLC, ADR(a)	1,283	309,524

Italy (2.50%)
DiaSorin SpA	1,900	264,180
Recordati Industria Chimica e Farmaceutica SpA	7,864	348,761
		612,941

Japan (10.16%)
M&A Capital Partners Co., Ltd.(a)	9,300	260,649

		Value
	Shares	(Note 2)
Japan (continued)
MatsukiyoCocokara & Co.	9,300	$351,128
MonotaRO Co., Ltd.	8,700	155,342
OBIC Business Consultants Co., Ltd.	11,100	378,674
Sompo Holdings, Inc.	6,400	285,640
Tsuruha Holdings, Inc.	4,400	250,683
Unicharm Corp.	22,400	811,378
		2,493,494

Malaysia (4.52%)
Heineken Malaysia Bhd	127,200	649,345
Public Bank Bhd	440,800	459,889
		1,109,234

Mexico (7.63%)
Arca Continental SAB de CV	107,400	742,483
Becle SAB de CV	165,000	374,023
GMexico Transportes SAB de CV(b)	248,500	412,145
Grupo Aeroportuario del Centro Norte SAB de CV	56,500	344,036
		1,872,687

Netherlands (2.88%)
ASR Nederland NV	8,098	338,475
Euronext NV(b)(c)	4,521	368,363
		706,838

New Zealand (1.18%)
Mainfreight, Ltd.	5,963	289,666

Norway (2.10%)
TGS ASA	34,813	516,733

Philippines (1.00%)
Wilcon Depot, Inc.	491,200	246,579

South Africa (0.91%)
Clicks Group, Ltd.	13,253	223,124

Sweden (4.78%)
Assa Abloy AB, Class B	12,952	306,004
Axfood AB	14,217	451,368
Loomis AB	14,745	415,784
		1,173,156
		Value
	Shares	(Note 2)
Switzerland (1.03%)
Flughafen Zurich AG(a)	1,524	$253,435

Taiwan (1.47%)
Sinbon Electronics Co., Ltd.	39,000	362,201

Thailand (1.05%)
Bangkok Bank PCL	71,900	257,710

United States (3.26%)
Genpact, Ltd.	16,656	800,820

TOTAL COMMON STOCKS
(Cost $23,151,281)		23,783,209

TOTAL INVESTMENTS (96.89%)
(Cost $23,151,281)		$23,783,209

Other Assets In Excess Of Liabilities (3.11%)		762,449

NET ASSETS (100.00%)		$24,545,658

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $780,508 representing 3.18% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of those securities was $780,508, representing 3.18% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Consumer	36.7%
Industrials	17.7%
Financials	14.0%
Technology	13.9%
Energy & Materials	6.8%
Health Care	5.8%
Utilities	2.0%
Cash, Cash Equivalents, & Other Net Assets	3.1%
Total	100%
Industry Composition (July 31, 2022) (Unaudited)
Beverages	12.4%
Food & Staples Retailing	9.1%
Capital Markets	6.7%
IT Services	5.9%
Hotels, Restaurants & Leisure	5.0%
Trading Companies & Distributors	4.2%
Banks	3.8%
Household Products	3.3%
Commercial Services & Supplies	3.0%
Multiline Retail	2.6%
Insurance	2.6%
Pharmaceuticals	2.4%
Transportation Infrastructure	2.4%
Energy Equipment & Services	2.1%
Electric Utilities	2.0%
Oil, Gas & Consumable Fuels	2.0%
Chemicals	1.9%
Interactive Media & Services	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Food Products	1.7%
Road & Rail	1.7%
Textiles, Apparel & Luxury Goods	1.6%
Software	1.6%
Electronic Equipment, Instruments & Components	1.5%
Aerospace & Defense	1.4%
Building Products	1.3%
Life Sciences Tools & Services	1.3%
Electrical Equipment	1.3%
Air Freight & Logistics	1.2%
Professional Services	1.2%
Health Care Equipment & Supplies	1.1%
Entertainment	1.1%
Specialty Retail	1.0%
Health Care Providers & Services	1.0%
Other Industries (each less than 1%)	1.7%
Cash and Other Assets, Less Liabilities	3.1%
Total	100.0%

Notes to Quarterly Statements of Investments

July 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds each offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Statements of Investments

July 31, 2022 (Unaudited)

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2022:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
China	$–	$37,034,200	$–	$37,034,200
Greece	–	607,785	–	607,785
Hong Kong	–	6,410,897	–	6,410,897
India	–	35,156,083	–	35,156,083
Indonesia	1,696,754	15,617,486	–	17,314,240
Kenya	–	3,122,596	–	3,122,596
Malaysia	–	15,120,828	–	15,120,828
Philippines	–	8,955,210	–	8,955,210
Poland	–	1,087,776	–	1,087,776
South Korea	–	3,451,679	–	3,451,679
Taiwan	–	21,559,943	–	21,559,943
Thailand	–	17,032,747	–	17,032,747
United Arab Emirates	–	2,198,993	–	2,198,993
Vietnam	1,711,465	5,543,466	–	7,254,931
Other*	31,525,519	–	–	31,525,519
Total	$34,933,738	$172,899,689	$–	$207,833,427

Notes to Quarterly Statements of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks
Australia	$–	$874,069	$–	$874,069
Austria	–	207,710	–	207,710
Belgium	–	385,053	–	385,053
Britain	411,750	1,477,210	–	1,888,960
China	–	2,273,242	–	2,273,242
Denmark	–	381,474	–	381,474
France	–	536,417	–	536,417
Germany	–	1,047,929	–	1,047,929
Indonesia	193,931	421,652	–	615,583
Italy	–	612,941	–	612,941
Japan	–	2,493,494	–	2,493,494
Malaysia	–	1,109,234	–	1,109,234
Netherlands	–	706,838	–	706,838
New Zealand	–	289,666	–	289,666
Norway	–	516,733	–	516,733
Philippines	–	246,579	–	246,579
Sweden	–	1,173,156	–	1,173,156
Switzerland	–	253,435	–	253,435
Taiwan	–	362,201	–	362,201
Thailand	–	257,710	–	257,710
Other*	7,550,785	–	–	7,550,785
Total	$8,156,466	$15,626,743	$–	$23,783,209

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Notes to Quarterly Statements of Investments

July 31, 2022 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are separately disclosed.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.